Distribution Date:	02/18/26	JPMDB Commercial Mortgage Securities Trust 2017-C7
Determination Date:	02/11/26
Next Distribution Date:	03/17/26
Record Date:	01/30/26	Commercial Mortgage Pass-Through Certificates
Series 2017-C7
Revision: October 2025 - April 2026
The servicer revised ARA values and dates for loans 9A-2-2, 9A-9, and 9A-14, for a period spanning from October 2025 to April 2026

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	J.P. Morgan Chase Commercial Mortgage Securities Corp.
Certificate Factor Detail	3		Kunal Singh	(212) 834-5467
Certificate Interest Reconciliation Detail	4		383 Madison Avenue, 8th Floor | New York, NY 10179 | United States
		Master Servicer	Midland Loan Services
Exchangeable Certificate Detail	5-6
			askmidlandls.com	(913) 253-9000
Exchangeable Certificate Factor Detail	7
			A Division of PNC Bank, N.A., 10851 Mastin Street, Suite 700 | Overland Park, KS 66210 | United States
Additional Information	8	Special Servicer	K-Star Asset Management LLC
Bond / Collateral Reconciliation - Cash Flows	9		Mike Stauber	(214) 390-7233	Michael.Stauber@kkr.com
Bond / Collateral Reconciliation - Balances	10		5949 Sherry Lane, Suite 950 | Dallas, TX 75225 | United States
Current Mortgage Loan and Property Stratification	11-15	Operating Advisor & Asset	Pentalpha Surveillance LLC
		Representations Reviewer
Mortgage Loan Detail (Part 1)	16-17
			Attention: Transaction Manager		notices@pentalphasurveillance.com
Mortgage Loan Detail (Part 2)	18-19		501 John James Audubon Parkway, Suite 401 | Amherst, NY 14228 | United States
Principal Prepayment Detail	20	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Historical Detail	21		Bank, N.A.
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Delinquency Loan Detail	22				trustadministrationgroup@computershare.com
Collateral Stratification and Historical Detail	23		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 1	24	Directing Certificateholder	KKR Real Estate Credit Opportunity Partners Aggregator I L.P.
Specially Serviced Loan Detail - Part 2	25		-
Modified Loan Detail	26
Historical Liquidated Loan Detail	27
Historical Bond / Collateral Loss Reconciliation Detail	28
Interest Shortfall Detail - Collateral Level	29
Supplemental Notes	30

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 30

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	46648KAQ9	2.080800%	27,657,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	46648KAR7	3.124700%	54,016,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	46648KAS5	3.047700%	60,700,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	46648KAT3	3.146700%	275,000,000.00	255,821,937.87	2,124,877.05	670,829.08	0.00	0.00	2,795,706.13	253,697,060.82	35.60%	30.00%
A-5	46648KAU0	3.409200%	287,683,000.00	287,683,000.00	0.00	817,307.40	0.00	0.00	817,307.40	287,683,000.00	35.60%	30.00%
A-SB	46648KAV8	3.241900%	47,404,000.00	14,198,332.19	885,280.03	38,357.98	0.00	0.00	923,638.01	13,313,052.16	35.60%	30.00%
A-S	46648KAY2	3.712500%	104,807,000.00	104,807,000.00	0.00	324,246.66	0.00	0.00	324,246.66	104,807,000.00	23.43%	20.25%
B	46648KAZ9	3.985400%	55,091,000.00	55,091,000.00	0.00	182,966.39	0.00	0.00	182,966.39	55,091,000.00	17.03%	15.13%
C	46648KBA3	4.173252%	45,685,000.00	45,685,000.00	0.00	158,879.19	0.00	0.00	158,879.19	45,685,000.00	11.73%	10.88%
D	46648KAC0	3.000000%	47,029,000.00	47,029,000.00	0.00	117,572.50	0.00	0.00	117,572.50	47,029,000.00	6.27%	6.50%
E-RR	46648KAF3	4.173252%	21,499,000.00	21,499,000.00	0.00	74,767.29	0.00	0.00	74,767.29	21,499,000.00	3.77%	4.50%
F-RR*	46648KAH9	4.173252%	12,093,000.00	12,093,000.00	0.00	42,055.95	0.00	0.00	42,055.95	12,093,000.00	2.37%	3.37%
G-RR	46648KAK2	4.173252%	36,279,296.00	20,393,312.99	0.00	57,247.73	0.00	0.00	57,247.73	20,393,312.99	0.00%	0.00%
R	46648KAL0	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Z	46648KAP1	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
VRR Interest	N/A	4.173252%	30,389,999.99	24,434,865.37	85,100.93	84,590.79	0.00	0.00	169,691.72	24,349,764.44	0.00%	0.00%
Regular SubTotal			1,105,333,295.99	888,735,448.42	3,095,258.01	2,568,820.96	0.00	0.00	5,664,078.97	885,640,190.41

X-A	46648KAW6	0.821018%	857,267,000.00	662,510,270.06	0.00	453,277.63	0.00	0.00	453,277.63	659,500,112.98
X-B	46648KAX4	0.102693%	100,776,000.00	100,776,000.00	0.00	8,624.14	0.00	0.00	8,624.14	100,776,000.00
X-D	46648KAA4	1.173252%	47,029,000.00	47,029,000.00	0.00	45,980.73	0.00	0.00	45,980.73	47,029,000.00
Notional SubTotal			1,005,072,000.00	810,315,270.06	0.00	507,882.50	0.00	0.00	507,882.50	807,305,112.98

Deal Distribution Total					3,095,258.01	3,076,703.46	0.00	0.00	6,171,961.47

*	Denotes the Controlling Class (if required)
(1)	Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and
	dividing the result by (A).
(2)	Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in
	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 30

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	46648KAQ9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	46648KAR7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	46648KAS5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	46648KAT3	930.26159225	7.72682564	2.43937847	0.00000000	0.00000000	0.00000000	0.00000000	10.16620411	922.53476662
A-5	46648KAU0	1,000.00000000	0.00000000	2.84099999	0.00000000	0.00000000	0.00000000	0.00000000	2.84099999	1,000.00000000
A-SB	46648KAV8	299.51759746	18.67521791	0.80917180	0.00000000	0.00000000	0.00000000	0.00000000	19.48438971	280.84237955
A-S	46648KAY2	1,000.00000000	0.00000000	3.09375004	0.00000000	0.00000000	0.00000000	0.00000000	3.09375004	1,000.00000000
B	46648KAZ9	1,000.00000000	0.00000000	3.32116662	0.00000000	0.00000000	0.00000000	0.00000000	3.32116662	1,000.00000000
C	46648KBA3	1,000.00000000	0.00000000	3.47771019	0.00000000	0.00000000	0.00000000	0.00000000	3.47771019	1,000.00000000
D	46648KAC0	1,000.00000000	0.00000000	2.50000000	0.00000000	0.00000000	0.00000000	0.00000000	2.50000000	1,000.00000000
E-RR	46648KAF3	1,000.00000000	0.00000000	3.47771013	0.00000000	0.00000000	0.00000000	0.00000000	3.47771013	1,000.00000000
F-RR	46648KAH9	1,000.00000000	0.00000000	3.47771025	0.00000000	0.00000000	0.00000000	0.00000000	3.47771025	1,000.00000000
G-RR	46648KAK2	562.11986556	0.00000000	1.57797246	0.37691746	21.93668835	0.00000000	0.00000000	1.57797246	562.11986556
R	46648KAL0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
Z	46648KAP1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
VRR Interest	N/A	804.04295420	2.80029385	2.78350740	0.01272096	0.74036229	0.00000000	0.00000000	5.58380125	801.24266035

Notional Certificates
X-A	46648KAW6	772.81671878	0.00000000	0.52874732	0.00000000	0.00000000	0.00000000	0.00000000	0.52874732	769.30537741
X-B	46648KAX4	1,000.00000000	0.00000000	0.08557732	0.00000000	0.00000000	0.00000000	0.00000000	0.08557732	1,000.00000000
X-D	46648KAA4	1,000.00000000	0.00000000	0.97771014	0.00000000	0.00000000	0.00000000	0.00000000	0.97771014	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 30

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	01/01/26 - 01/30/26	30	0.00	670,829.08	0.00	670,829.08	0.00	0.00	0.00	670,829.08	0.00
A-5	01/01/26 - 01/30/26	30	0.00	817,307.40	0.00	817,307.40	0.00	0.00	0.00	817,307.40	0.00
A-SB	01/01/26 - 01/30/26	30	0.00	38,357.98	0.00	38,357.98	0.00	0.00	0.00	38,357.98	0.00
X-A	01/01/26 - 01/30/26	30	0.00	453,277.63	0.00	453,277.63	0.00	0.00	0.00	453,277.63	0.00
X-B	01/01/26 - 01/30/26	30	0.00	8,624.14	0.00	8,624.14	0.00	0.00	0.00	8,624.14	0.00
X-D	01/01/26 - 01/30/26	30	0.00	45,980.73	0.00	45,980.73	0.00	0.00	0.00	45,980.73	0.00
A-S	01/01/26 - 01/30/26	30	0.00	324,246.66	0.00	324,246.66	0.00	0.00	0.00	324,246.66	0.00
B	01/01/26 - 01/30/26	30	0.00	182,966.39	0.00	182,966.39	0.00	0.00	0.00	182,966.39	0.00
C	01/01/26 - 01/30/26	30	0.00	158,879.19	0.00	158,879.19	0.00	0.00	0.00	158,879.19	0.00
D	01/01/26 - 01/30/26	30	0.00	117,572.50	0.00	117,572.50	0.00	0.00	0.00	117,572.50	0.00
E-RR	01/01/26 - 01/30/26	30	0.00	74,767.29	0.00	74,767.29	0.00	0.00	0.00	74,767.29	0.00
F-RR	01/01/26 - 01/30/26	30	0.00	42,055.95	0.00	42,055.95	0.00	0.00	0.00	42,055.95	0.00
G-RR	01/01/26 - 01/30/26	30	779,462.56	70,922.03	0.00	70,922.03	13,674.30	0.00	0.00	57,247.73	795,847.61
VRR Interest	01/01/26 - 01/30/26	30	22,036.38	84,977.38	0.00	84,977.38	386.59	0.00	0.00	84,590.79	22,499.61
Totals			801,498.94	3,090,764.35	0.00	3,090,764.35	14,060.89	0.00	0.00	3,076,703.46	818,347.22

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 30

				Exchangeable Certificate Detail
		Pass-Through	Maximum Initial				Prepayment
Class	CUSIP	Rate	Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties		Losses	Total Distribution	Ending Balance
Regular Interest
VRR-A1 (Cert)	N/A	N/A	781,898.20	0.00	0.00	0.00		0.00	0.00	0.00	0.00
VRR-A1 (Exch)	N/A	N/A	781,898.20	0.00	0.00	0.00		0.00	0.00	0.00	0.00
VRR-A2 (Cert)	N/A	N/A	1,527,100.31	0.00	0.00	0.00		0.00	0.00	0.00	0.00
VRR-A2 (Exch)	N/A	N/A	1,527,100.31	0.00	0.00	0.00		0.00	0.00	0.00	0.00
VRR-A3 (Cert)	N/A	N/A	1,716,065.40	0.00	0.00	0.00		0.00	0.00	0.00	0.00
VRR-A3 (Exch)	N/A	N/A	1,716,065.40	0.00	0.00	0.00		0.00	0.00	0.00	0.00
VRR-A4 (Cert)	N/A	N/A	7,774,596.14	0.00	0.00	0.00		0.00	0.00	0.00	0.00
VRR-A4 (Exch)	N/A	4.173252%	7,774,596.14	7,232,408.19	60,072.95	25,152.22		0.00	0.00	85,225.17	7,172,335.24
VRR-A5 (Cert)	N/A	N/A	8,133,160.51	0.00	0.00	0.00		0.00	0.00	0.00	0.00
VRR-A5 (Exch)	N/A	4.173252%	8,133,160.51	8,133,160.51	0.00	28,284.78		0.00	0.00	28,284.78	8,133,160.51
VRR-ASB (Cert)	N/A	N/A	1,340,170.75	0.00	0.00	0.00		0.00	0.00	0.00	0.00
VRR-ASB (Exch)	N/A	4.173252%	1,340,170.75	401,404.72	25,027.98	1,395.97		0.00	0.00	26,423.95	376,376.74
VRR-AS (Cert)	N/A	N/A	2,963,025.81	0.00	0.00	0.00		0.00	0.00	0.00	0.00
VRR-AS (Exch)	N/A	4.173252%	2,963,025.81	2,963,025.81	0.00	10,304.55		0.00	0.00	10,304.55	2,963,025.81
VRR-B (Cert)	N/A	N/A	1,557,491.91	0.00	0.00	0.00		0.00	0.00	0.00	0.00
VRR-B (Exch)	N/A	4.173252%	1,557,491.91	1,557,491.91	0.00	5,416.51		0.00	0.00	5,416.51	1,557,491.91
VRR-C (Cert)	N/A	N/A	1,291,572.45	0.00	0.00	0.00		0.00	0.00	0.00	0.00
VRR-C (Exch)	N/A	4.173252%	1,291,572.45	1,291,572.45	0.00	4,491.71		0.00	0.00	4,491.71	1,291,572.45
VRR-D (Cert)	N/A	N/A	1,329,569.03	0.00	0.00	0.00		0.00	0.00	0.00	0.00
VRR-D (Exch)	N/A	4.173252%	1,329,569.03	1,329,569.03	0.00	4,623.86		0.00	0.00	4,623.86	1,329,569.03
VRR-E (Cert)	N/A	N/A	607,803.79	0.00	0.00	0.00		0.00	0.00	0.00	0.00
VRR-E (Exch)	N/A	4.173252%	607,803.79	607,803.79	0.00	2,113.77		0.00	0.00	2,113.77	607,803.79
VRR-F (Cert)	N/A	N/A	341,884.33	0.00	0.00	0.00		0.00	0.00	0.00	0.00
VRR-F (Exch)	N/A	4.173252%	341,884.33	341,884.33	0.00	1,188.97		0.00	0.00	1,188.97	341,884.33
VRR-G (Cert)	N/A	N/A	1,025,661.36	0.00	0.00	0.00		0.00	0.00	0.00	0.00
VRR-G (Exch)	N/A	4.173252%	1,025,661.36	576,544.63	0.00	1,618.47		0.00	0.00	1,618.47	576,544.63
Regular Interest Total			60,779,999.98	24,434,865.37	85,100.93	84,590.81		0.00	0.00	169,691.74	24,349,764.44
									Exchangeable Certificate Detail continued to next page
Exchangeable Certificate Details
VRR-A1	N/A	N/A	1,527,100.31	0.00	0.00	0.00		0.00	0.00	0.00	0.00
VRR-A2	N/A	N/A	1,527,100.31	0.00	0.00	0.00		0.00	0.00	0.00	0.00
VRR-A3	N/A	N/A	1,716,065.40	0.00	0.00	0.00		0.00	0.00	0.00	0.00
VRR-A4	N/A	4.173252%	7,774,596.14	7,232,408.19	60,072.95	25,152.22		0.00	0.00	85,225.17	7,172,335.24
VRR-A5	N/A	4.173252%	8,133,160.51	8,133,160.51	0.00	28,284.78		0.00	0.00	28,284.78	8,133,160.51
© 2021 Computershare. All rights reserved. Confidential.											Page 5 of 30

				Exchangeable Certificate Detail
		Pass-Through	Maximum Initial				Prepayment
Class	CUSIP	Rate	Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties		Losses		Total Distribution	Ending Balance
Exchangeable Certificate Details
VRR-ASB	N/A	4.173252%	1,340,170.75	401,404.72	25,027.98	1,395.97		0.00		0.00	26,423.95	376,376.74
VRR-AS	N/A	4.173252%	2,963,025.81	2,963,025.81	0.00	10,304.55		0.00		0.00	10,304.55	2,963,025.81
VRR-B	N/A	4.173252%	1,557,491.91	1,557,491.91	0.00	5,416.51		0.00		0.00	5,416.51	1,557,491.91
VRR-C	N/A	4.173252%	1,291,572.45	1,291,572.45	0.00	4,491.71		0.00		0.00	4,491.71	1,291,572.45
VRR-D	N/A	4.173252%	1,329,569.03	1,329,569.03	0.00	4,623.86		0.00		0.00	4,623.86	1,329,569.03
VRR-E	N/A	4.173252%	607,803.79	607,803.79	0.00	2,113.77		0.00		0.00	2,113.77	607,803.79
VRR-F	N/A	4.173252%	341,884.33	341,884.33	0.00	1,188.97		0.00		0.00	1,188.97	341,884.33
VRR-G	N/A	4.173252%	1,025,661.36	576,544.63	0.00	1,618.47		0.00		0.00	1,618.47	576,544.63
Exchangeable Certificates Total			31,135,202.10	24,434,865.37	85,100.93	84,590.81		0.00		0.00	169,691.74	24,349,764.44

© 2021 Computershare. All rights reserved. Confidential.												Page 6 of 30

			Exchangeable Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
VRR-A1	N/A	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
VRR-A2	N/A	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
VRR-A3	N/A	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
VRR-A4	N/A	930.26159298	7.72682579	3.23518026	0.00000000	0.00000000	0.00000000	0.00000000	10.96200606	922.53476719
VRR-A5	N/A	1,000.00000000	0.00000000	3.47771078	0.00000000	0.00000000	0.00000000	0.00000000	3.47771078	1,000.00000000
VRR-ASB	N/A	299.51759505	18.67521732	1.04163593	0.00000000	0.00000000	0.00000000	0.00000000	19.71685324	280.84237773
VRR-AS	N/A	1,000.00000000	0.00000000	3.47771186	0.00000000	0.00000000	0.00000000	0.00000000	3.47771186	1,000.00000000
VRR-B	N/A	1,000.00000000	0.00000000	3.47771309	0.00000000	0.00000000	0.00000000	0.00000000	3.47771309	1,000.00000000
VRR-C	N/A	1,000.00000000	0.00000000	3.47770657	0.00000000	0.00000000	0.00000000	0.00000000	3.47770657	1,000.00000000
VRR-D	N/A	1,000.00000000	0.00000000	3.47771338	0.00000000	0.00000000	0.00000000	0.00000000	3.47771338	1,000.00000000
VRR-E	N/A	1,000.00000000	0.00000000	3.47771770	0.00000000	0.00000000	0.00000000	0.00000000	3.47771770	1,000.00000000
VRR-F	N/A	1,000.00000000	0.00000000	3.47769668	0.00000000	0.00000000	0.00000000	0.00000000	3.47769668	1,000.00000000
VRR-G	N/A	562.11986966	0.00000000	1.57797697	0.37691778	21.93668483	0.00000000	0.00000000	1.57797697	562.11986966

© 2021 Computershare. All rights reserved. Confidential.										Page 7 of 30

	Additional Information
Total Available Distribution Amount (1)	6,171,961.47
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 8 of 30

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,205,334.92	Master Servicing Fee	4,355.29
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	4,897.92
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	382.65
ARD Interest	0.00	Operating Advisor Fee	1,603.99
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	306.12
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,205,334.92	Total Fees	11,545.98

Principal		Expenses/Reimbursements
Scheduled Principal	852,518.69	Reimbursement for Interest on Advances	2,262.78
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	11,797.22
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	2,242,739.32	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	3,095,258.01	Total Expenses/Reimbursements	14,060.00

		Interest Reserve Deposit	103,025.45

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,076,703.46
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	3,095,258.01
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	6,171,961.47
Total Funds Collected	6,300,592.93	Total Funds Distributed	6,300,592.90

© 2021 Computershare. All rights reserved. Confidential.			Page 9 of 30

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	888,735,448.42	888,735,448.42	Beginning Certificate Balance	888,735,448.42
(-) Scheduled Principal Collections	852,518.69	852,518.69	(-) Principal Distributions	3,095,258.01
(-) Unscheduled Principal Collections	2,242,739.32	2,242,739.32	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	885,640,190.41	885,640,190.41	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	886,568,688.77	886,568,688.77	Ending Certificate Balance	885,640,190.41
Ending Actual Collateral Balance	885,677,681.15	885,677,681.15

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.17%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 10 of 30

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	9	106,977,940.22	12.08%	20	3.8255	NAP	Defeased	9	106,977,940.22	12.08%	20	3.8255	NAP
	9,999,999 or less	6	38,329,313.80	4.33%	18	4.6307	1.801423	1.24 or less	13	304,272,844.88	34.36%	17	4.3791	0.953552
10,000,000 to 19,999,999		11	139,606,656.66	15.76%	17	4.3353	1.861576	1.25 to 1.49	1	8,139,333.18	0.92%	20	5.3520	1.490000
20,000,000 to 24,999,999		4	88,055,402.91	9.94%	18	4.1427	1.015666	1.50 to 1.74	7	154,431,410.43	17.44%	18	4.1650	1.640048
25,000,000 to 49,999,999		13	410,874,126.44	46.39%	18	4.1854	1.840142	1.75 to 1.99	2	16,245,234.73	1.83%	15	5.0353	1.861359
	50,000,000 or greater	2	101,796,750.38	11.49%	17	4.2451	1.560292	2.00 or greater	13	295,573,426.97	33.37%	18	4.0541	2.528947
	Totals	45	885,640,190.41	100.00%	18	4.1874	1.832943	Totals	45	885,640,190.41	100.00%	18	4.1874	1.832943
(1)	Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is
	used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.
(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)	Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the
	CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split
	loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the
	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 30

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	3	106,977,940.22	12.08%	20	3.8255	NAP	Oklahoma	2	565,358.31	0.06%	16	4.4860	1.110000
Arizona	1	718,619.68	0.08%	16	4.4860	1.110000	Oregon	1	924,593.47	0.10%	16	4.4860	1.110000
Arkansas	5	9,981,646.12	1.13%	18	4.6162	0.802975	Pennsylvania	4	11,357,141.51	1.28%	17	4.5248	1.030555
California	22	185,914,989.73	20.99%	17	3.8967	1.695281	Rhode Island	1	4,324,343.54	0.49%	14	5.3060	1.890000
Connecticut	3	57,633,869.87	6.51%	17	4.0741	1.206004	Texas	30	96,997,421.11	10.95%	19	4.6722	1.321527
Delaware	3	2,284,286.93	0.26%	18	4.2440	2.150000	Utah	1	3,361,492.54	0.38%	18	4.2440	2.150000
Florida	2	9,477,733.75	1.07%	18	4.6118	1.388870	Virginia	4	8,259,231.18	0.93%	15	5.0215	1.728917
Georgia	4	12,534,594.21	1.42%	19	4.4079	2.335716	Washington	3	12,633,322.17	1.43%	18	4.5141	1.854460
Illinois	4	5,652,993.93	0.64%	18	3.9214	1.448708	Wisconsin	1	370,752.80	0.04%	16	4.4860	1.110000
Indiana	6	15,281,780.89	1.73%	19	4.4567	1.565671	Wyoming	1	430,256.35	0.05%	16	4.4860	1.110000
Kansas	1	1,238,374.94	0.14%	19	3.7025	1.580000	Totals	151	885,640,190.41	100.00%	18	4.1874	1.832943
Kentucky	5	11,832,883.69	1.34%	18	4.2594	2.083622
									Property Type³
Louisiana	4	17,437,176.14	1.97%	18	4.7092	0.917120
Maine	1	4,219,214.28	0.48%	19	5.0400	0.890000		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Maryland	3	24,866,625.85	2.81%	17	4.5292	1.021557		Properties	Balance	Agg. Bal.			DSCR¹
Massachusetts	6	63,581,055.53	7.18%	19	4.6676	2.049740	Defeased	3	106,977,940.22	12.08%	20	3.8255	NAP
Michigan	3	2,110,087.06	0.24%	16	4.4860	1.110000	Industrial	22	113,138,661.74	12.77%	18	4.6850	2.774039
Minnesota	2	863,203.52	0.10%	16	4.4860	1.110000	Lodging	81	172,416,769.12	19.47%	17	4.5856	1.087018
Missouri	1	931,238.60	0.11%	19	3.7025	1.580000	Mixed Use	4	113,450,700.99	12.81%	17	3.8284	2.138452
Nevada	1	4,368,712.69	0.49%	19	3.7025	1.580000	Multi-Family	2	44,863,154.24	5.07%	20	4.8873	1.636404
New Hampshire	1	3,792,270.47	0.43%	19	5.0400	0.890000	Office	8	233,598,213.91	26.38%	17	3.8235	1.608579
New Jersey	5	22,738,246.77	2.57%	17	4.5805	1.023424	Retail	9	48,653,894.48	5.49%	19	4.8784	1.175650
New York	8	141,181,484.47	15.94%	17	3.7387	2.025286	Self Storage	22	52,255,012.72	5.90%	19	3.7025	1.580000
North Carolina	1	627,075.78	0.07%	16	4.4860	1.110000	Totals	151	885,640,190.41	100.00%	18	4.1874	1.832943
Ohio	8	39,884,329.32	4.50%	18	4.6523	3.441913

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 12 of 30

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	9	106,977,940.22	12.08%	20	3.8255	NAP	Defeased	9	106,977,940.22	12.08%	20	3.8255	NAP
	3.99999% or less	12	303,927,781.95	34.32%	18	3.6844	1.922508	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.00000% to 4.49999%	9	159,846,010.14	18.05%	17	4.2705	1.345231	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.50000% to 4.99999%	12	265,429,148.09	29.97%	18	4.6804	1.788067	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	5.00000% or greater	3	49,459,310.01	5.58%	18	5.1474	1.199606	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	45	885,640,190.41	100.00%	18	4.1874	1.832943	49 months or greater	36	778,662,250.19	87.92%	18	4.2372	1.712257
								Totals	45	885,640,190.41	100.00%	18	4.1874	1.832943
(1)	Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document
	is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.
(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)	Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the
	CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split
	loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the
	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 13 of 30

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	9	106,977,940.22	12.08%	20	3.8255	NAP	Defeased	9	106,977,940.22	12.08%	20	3.8255	NAP
	84 months or less	36	778,662,250.19	87.92%	18	4.2372	1.712257	Interest Only	17	355,949,957.09	40.19%	17	4.0343	1.785372
85 months to 119 months		0	0.00	0.00%	0	0.0000	0.000000	356 months or less	19	422,712,293.10	47.73%	18	4.4080	1.650690
	120 months or greater	0	0.00	0.00%	0	0.0000	0.000000	357 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	45	885,640,190.41	100.00%	18	4.1874	1.832943	Totals	45	885,640,190.41	100.00%	18	4.1874	1.832943
(1)	Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document
	is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.
(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)	Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the
	CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split
	loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the
	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 14 of 30

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	9	106,977,940.22	12.08%	20	3.8255	NAP			No outstanding loans in this group
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	34	723,862,250.19	81.73%	18	4.2485	1.751795
	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	2	54,800,000.00	6.19%	17	4.0878	1.190000
	Totals	45	885,640,190.41	100.00%	18	4.1874	1.832943
(1)	Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document
	is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.
(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)	Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the
	CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split
	loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the
	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 15 of 30

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1A1	30313220	OF	Sunnyvale	CA	Actual/360	3.636%	117,729.51	60,691.34	0.00	N/A	08/06/27	--	37,596,077.76	37,535,386.42	02/06/26
1A2	30313221				Actual/360	3.636%	88,297.13	45,518.51	0.00	N/A	08/06/27	--	28,197,058.30	28,151,539.79	02/06/26
2A1	30313224	SS	Various	Various	Actual/360	3.703%	72,693.51	80,771.32	0.00	09/06/27	09/06/37	--	22,800,342.07	22,719,570.75	02/06/26
2A2	30313225				Actual/360	3.703%	95,410.01	104,094.27	0.00	09/06/27	09/06/37	--	29,925,379.26	29,821,284.99	02/06/26
3	30313228	OF	Washington	DC	Actual/360	3.600%	198,400.00	0.00	0.00	N/A	11/01/27	--	64,000,000.00	64,000,000.00	02/01/26
4A2	30313233	IN	Various	Various	Actual/360	4.244%	54,072.49	0.00	0.00	N/A	08/01/27	--	14,795,915.38	14,795,915.38	02/01/26
4A2B	30512959				Actual/360	4.244%	8,300.45	0.00	0.00	N/A	08/01/27	05/01/27	2,271,260.30	2,271,260.30	02/01/26
4A2C	30512961				Actual/360	4.244%	26,789.29	0.00	0.00	N/A	08/01/27	05/01/27	7,330,381.92	7,330,381.92	02/01/26
4A2A	30511894				Actual/360	4.244%	20,474.44	0.00	0.00	N/A	08/01/27	05/01/27	5,602,442.40	5,602,442.40	02/01/26
4A3A	30511895				Actual/360	4.244%	20,474.44	0.00	0.00	N/A	08/01/27	05/01/27	5,602,442.40	5,602,442.40	02/01/26
4A3B	30512960				Actual/360	4.244%	8,300.45	0.00	0.00	N/A	08/01/27	05/01/27	2,271,260.30	2,271,260.30	02/01/26
4A3C	30512962				Actual/360	4.244%	26,789.29	0.00	0.00	N/A	08/01/27	05/01/27	7,330,381.92	7,330,381.92	02/01/26
4A3	30313234				Actual/360	4.244%	54,072.49	0.00	0.00	N/A	08/01/27	--	14,795,915.38	14,795,915.38	02/01/26
5	30298716	LO	Various	Various	Actual/360	4.530%	202,352.05	77,306.16	0.00	N/A	07/06/27	--	51,874,056.54	51,796,750.38	02/06/26
6A1-B	30313235	OF	Stamford	CT	Actual/360	4.088%	96,449.37	0.00	0.00	N/A	07/01/27	--	27,400,000.00	27,400,000.00	01/01/26
6A1-C	30313236				Actual/360	4.088%	96,449.37	0.00	0.00	N/A	07/01/27	--	27,400,000.00	27,400,000.00	01/01/26
7	30313237	MU	New York	NY	Actual/360	3.950%	170,069.44	0.00	0.00	N/A	08/01/27	--	50,000,000.00	50,000,000.00	02/01/26
9A-14	30312657	LO	Various	Various	Actual/360	4.486%	41,587.59	566,103.96	0.00	N/A	06/01/27	--	10,765,773.59	10,199,669.63	02/01/26
9A-2-2	30298847				Actual/360	4.486%	52,787.29	718,558.01	0.00	N/A	06/01/27	--	13,665,039.45	12,946,481.44	02/01/26
9A-9	30312652				Actual/360	4.486%	70,383.05	958,077.35	0.00	N/A	06/01/27	--	18,220,052.61	17,261,975.26	02/01/26
10A-2-A2	30313239	MU	New York	NY	Actual/360	3.430%	30,126.83	0.00	0.00	N/A	06/09/27	--	10,200,000.00	10,200,000.00	02/09/26
10A2-C2-
	30313241				Actual/360	3.430%	14,768.06	0.00	0.00	N/A	06/09/27	--	5,000,000.00	5,000,000.00	02/09/26
2B
10A-2-A3	30313240				Actual/360	3.430%	88,608.33	0.00	0.00	N/A	06/09/27	--	30,000,000.00	30,000,000.00	02/09/26
11	30313242	IN	Various	OH	Actual/360	4.660%	153,274.32	79,032.03	0.00	N/A	08/06/27	--	38,196,563.89	38,117,531.86	02/06/26
12	30313243	MF	Austin	TX	Actual/360	4.886%	172,020.32	55,826.40	0.00	N/A	10/01/27	--	40,885,290.54	40,829,464.14	02/01/26
13	30313244	IN	Worcester	MA	Actual/360	4.900%	147,680.56	0.00	0.00	N/A	09/06/27	--	35,000,000.00	35,000,000.00	02/06/26
14	30313245	LO	Irving	TX	Actual/360	4.572%	113,340.84	60,389.76	0.00	N/A	08/06/27	--	28,788,631.29	28,728,241.53	02/06/26
15	30313246	OF	New York	NY	Actual/360	3.669%	101,112.36	0.00	0.00	N/A	06/01/27	--	32,000,000.00	32,000,000.00	02/01/26

© 2021 Computershare. All rights reserved. Confidential.															Page 16 of 30

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
16	30313247	RT	Various	Various	Actual/360	5.040%	134,231.91	38,334.14	0.00	09/08/27	09/08/31	--	30,929,011.85	30,890,677.71	02/08/26
18	30313250	OF	Rancho Cordova	CA	Actual/360	4.264%	83,206.62	49,838.54	0.00	N/A	08/06/27	--	22,661,126.21	22,611,287.67	02/06/26
19	30299102	LO	Various	Various	Actual/360	4.710%	92,319.02	37,490.74	0.00	N/A	08/06/27	--	22,762,035.23	22,724,544.49	01/06/26
20	30313253	OF	Irvine	CA	Actual/360	3.616%	77,844.44	0.00	0.00	N/A	08/01/27	--	25,000,000.00	25,000,000.00	02/01/26
22	30313255	OF	Cupertino	CA	Actual/360	3.861%	66,495.00	0.00	0.00	N/A	06/01/27	--	20,000,000.00	20,000,000.00	02/01/26
23	30313256	MU	Indianapolis	IN	Actual/360	4.450%	47,772.25	32,077.97	0.00	N/A	10/06/27	--	12,466,843.35	12,434,765.38	02/06/26
24	30298577	LO	Truckee	CA	Actual/360	4.500%	48,901.48	27,101.32	0.00	N/A	06/06/27	--	12,619,736.39	12,592,635.07	02/06/26
25	30313258	OF	Irvine	CA	Actual/360	3.616%	42,036.00	0.00	0.00	N/A	08/01/27	--	13,500,000.00	13,500,000.00	02/01/26
28	30313265	IN	Various	Various	Actual/360	5.306%	47,752.62	22,011.55	0.00	N/A	04/06/27	--	10,451,310.67	10,429,299.12	02/06/26
29	30313266	RT	Olympia	WA	Actual/360	4.520%	40,673.72	0.00	0.00	N/A	09/06/27	--	10,450,000.00	10,450,000.00	02/06/26
30	30313267	LO	Amarillo	TX	Actual/360	5.352%	37,619.28	23,393.00	0.00	N/A	10/01/27	--	8,162,726.18	8,139,333.18	02/01/26
31	30313268	LO	Rome	GA	Actual/360	4.500%	31,170.90	16,964.20	0.00	N/A	09/01/27	--	8,044,102.34	8,027,138.14	02/01/26
33	30313270	RT	New Orleans	LA	Actual/360	4.708%	29,691.33	10,540.37	0.00	N/A	07/06/27	--	7,323,757.14	7,313,216.77	02/06/26
34	30313271	IN	Oakland	CA	Actual/360	3.597%	23,230.63	0.00	0.00	N/A	08/06/27	--	7,500,000.00	7,500,000.00	02/06/26
36	30298765	MU	Winter Park	FL	Actual/360	4.550%	22,835.22	12,267.65	0.00	N/A	08/06/27	--	5,828,203.26	5,815,935.61	02/06/26
37	30298944	OF	Dallas	TX	Actual/360	4.500%	19,686.88	10,714.24	0.00	N/A	09/06/27	--	5,080,485.22	5,069,770.98	02/06/26
40	30313275	MF	San Francisco	CA	Actual/360	4.900%	17,054.34	8,155.18	0.00	N/A	06/06/27	--	4,041,845.28	4,033,690.10	02/06/26
Totals							3,205,334.92	3,095,258.01	0.00				888,735,448.42	885,640,190.41
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 17 of 30

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1A1	16,634,017.22	16,182,359.52	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
1A2	16,634,017.22	16,182,359.52	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
2A1	12,177,474.76	12,766,890.25	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
2A2	12,177,474.76	12,766,890.25	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
3	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
4A2	10,874,135.90	10,419,608.93	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
4A2A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
4A2B	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
4A2C	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
4A3	10,874,135.90	10,419,608.93	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
4A3A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
4A3B	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
4A3C	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
5	6,782,912.70	5,261,373.02	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
6A1-B	0.00	0.00	--	--	12/11/25	6,316,005.31	22,205.46	74,125.93	74,125.93	0.00	0.00
6A1-C	0.00	0.00	--	--	12/11/25	6,316,005.31	22,205.46	74,125.93	74,125.93	0.00	0.00
7	7,488,848.21	7,321,487.64	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
9A-14	35,623,503.21	36,552,606.00	07/01/24	06/30/25	02/06/26	104,702.14	0.00	0.00	0.00	0.00	0.00
9A-2-2	35,623,503.21	36,552,606.00	07/01/24	06/30/25	02/06/26	132,898.85	0.00	0.00	0.00	0.00	0.00
9A-9	35,623,503.21	36,552,606.00	07/01/24	06/30/25	02/06/26	177,198.47	0.00	0.00	0.00	0.00	0.00
10A-2-A2	191,484,942.40	191,755,441.00	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
10A2-C2-2B	191,484,942.40	191,755,441.00	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
10A-2-A3	191,484,942.40	191,755,441.00	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
11	9,359,884.65	10,798,608.70	10/01/24	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
12	3,236,814.68	4,519,272.57	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
13	3,846,618.84	4,815,029.45	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
14	1,809,698.78	2,144,964.31	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
15	72,698,049.00	75,593,533.92	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 18 of 30

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
16	2,723,483.31	693,143.95	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
18	4,485,209.37	3,571,127.64	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
19	4,837,538.40	3,813,368.12	10/01/24	09/30/25	--	0.00	0.00	129,711.76	129,711.76	0.00	0.00
20	1,427,078.60	1,083,509.91	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
22	4,709,999.24	1,603,479.20	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
23	2,693,902.18	2,682,371.37	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1,673,559.20	1,697,859.82	10/01/24	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1,787,995.91	1,917,547.07	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
28	5,263,765.17	5,759,972.68	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
29	894,142.92	961,201.96	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
30	1,262,179.04	1,235,228.21	10/01/24	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
31	1,366,886.01	1,563,618.87	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
33	575,195.38	575,429.88	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
34	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
36	584,150.24	787,155.00	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
37	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
40	498,441.29	490,811.13	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	900,702,945.71	902,551,952.82				13,046,810.08	44,410.92	277,963.62	277,963.62	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 19 of 30

		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
9A-14	30312657	566,103.96	Partial Liquidation (Curtailment)	0.00	0.00
9A-2-2	30298847	718,558.01	Partial Liquidation (Curtailment)	0.00	0.00
9A-9	30312652	958,077.35	Partial Liquidation (Curtailment)	0.00	0.00
Totals		2,242,739.32		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 20 of 30

								Historical Detail

						Delinquencies¹									Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO	Modifications				Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance		#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
02/18/26	0	0.00	0	0.00	0	0.00	0	0.00	2	54,800,000.00	0		0.00	3	2,242,739.32	0	0.00	4.187441%	4.172349%	18
01/16/26	1	20,000,000.00	0	0.00	2	48,795,115.20	0	0.00	3	54,800,000.00	0		0.00	3	784,555.87	1	8,678,994.83	4.188338%	4.173251%	19
12/17/25	0	0.00	0	0.00	1	25,014,094.77	0	0.00	3	79,814,094.77	0		0.00	3	269,217.65	0	0.00	4.187491%	4.172397%	20
11/18/25	0	0.00	0	0.00	1	25,062,105.67	0	0.00	3	79,862,105.67	0		0.00	3	914,699.67	0	0.00	4.187730%	4.172635%	21
10/20/25	0	0.00	0	0.00	1	25,107,071.92	0	0.00	3	79,907,071.92	0		0.00	3	2,198,161.16	0	0.00	4.188160%	4.173068%	22
09/17/25	0	0.00	0	0.00	1	25,154,762.92	0	0.00	3	79,954,762.92	0		0.00	0	0.00	0	0.00	4.189018%	4.173931%	23
08/15/25	0	0.00	0	0.00	1	25,199,399.78	0	0.00	3	79,999,399.78	0		0.00	0	0.00	0	0.00	4.189149%	4.174061%	24
07/17/25	0	0.00	0	0.00	1	25,243,877.96	0	0.00	3	80,043,877.96	0		0.00	0	0.00	0	0.00	4.189279%	4.174189%	25
06/17/25	0	0.00	0	0.00	1	25,291,098.26	0	0.00	3	80,091,098.26	0		0.00	0	0.00	1	4,132,236.37	4.189423%	4.174332%	26
05/16/25	2	54,800,000.00	1	25,335,250.46	0	0.00	0	0.00	3	80,135,250.46	0		0.00	0	0.00	0	0.00	4.190886%	4.175847%	27
04/17/25	1	25,382,156.39	0	0.00	0	0.00	0	0.00	2	54,800,000.00	0		0.00	0	0.00	0	0.00	4.191029%	4.175989%	28
03/17/25	3	74,800,000.00	3	36,630,869.69	0	0.00	0	0.00	0	0.00	0		0.00	0	0.00	0	0.00	4.191156%	4.176072%	29
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																			Page 21 of 30

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
6A1-B	30313235	01/01/26	0	B	74,125.93	74,125.93	0.00	27,400,000.00	12/28/23	7			02/05/25
6A1-C	30313236	01/01/26	0	B	74,125.93	74,125.93	0.00	27,400,000.00	12/28/23	7			02/05/25
Totals					148,251.86	148,251.86	0.00	54,800,000.00
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 22 of 30

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		0	0		0		0
0 - 6 Months		0	0		0		0
7 - 12 Months		0	0		0		0
13 - 24 Months		802,208,657	747,408,657		0		54,800,000
25 - 36 Months		0	0		0		0
37 - 48 Months		0	0		0		0
49 - 60 Months		0	0		0		0
> 60 Months		83,431,533	83,431,533		0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days		REO/Foreclosure

Feb-26	885,640,190	830,840,190	0	0		0	54,800,000
Jan-26	888,735,448	765,140,333	20,000,000	0	48,795,115 54,800,000
Dec-25	915,383,406	835,569,311	0	0		0	79,814,095
Nov-25	916,600,060	836,737,954	0	0		0	79,862,106
Oct-25	918,402,438	838,495,366	0	0		0	79,907,072
Sep-25	921,541,358	841,586,596	0	0		0	79,954,763
Aug-25	922,422,163	842,422,763	0	0		0	79,999,400
Jul-25	923,299,658	843,255,780	0	0		0	80,043,878
Jun-25	924,230,599	844,139,501	0	0		0	80,091,098
May-25	929,233,533	849,098,283	0	0		0	80,135,250
Apr-25	930,166,717	849,984,561	25,382,156	0		0	54,800,000
Mar-25	931,038,917	819,608,047	74,800,000	36,630,870		0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.								Page 23 of 30

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
6A1-B	30313235	27,400,000.00	27,400,000.00	53,900,000.00	01/17/25	8,120,249.00	1.19000	12/31/23	07/01/27	I/O
6A1-C	30313236	27,400,000.00	27,400,000.00	53,900,000.00	01/17/25	8,120,249.00	1.19000	12/31/23	07/01/27	I/O
9A-14	30312657	10,199,669.63	10,199,669.63		--	29,252,658.60	1.11000	06/30/25	06/01/27	I/O
9A-2-2	30298847	12,946,481.44	12,946,481.44		--	29,252,658.60	1.11000	06/30/25	06/01/27	I/O
9A-9	30312652	17,261,975.26	17,261,975.26		--	29,252,658.60	1.11000	06/30/25	06/01/27	I/O
Totals		95,208,126.33	95,208,126.33	107,800,000.00		103,998,473.80

© 2021 Computershare. All rights reserved. Confidential.										Page 24 of 30

					Specially Serviced Loan Detail - Part 2

				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
6A1-B	30313235	OF	CT	12/28/23	7
	1/12/2026 - The subject loan transferred to Special Servicing for imminent monetary default effective 12/28/2023. The loan is secured by three, class A office buildings located in Stamford, CT, built in 1986 and renovated in 2015. The property
	consists o f 811,748 RSF. A Receiver was appointed by the court as of 5/23/2024 after the Borrower indicated a desire to relinquish control. On 2/5/2025, the Trust took title to the collateral via a Strict Foreclosure filing with the Court. An order
	granting the dis charge of the receiver was approved on 4/9/2025. The property is currently 77.3% leased as of January 2025 as compared to 78.9% at YE 2024 and 74.6% at YE 2023. The total debt is comprised of five pari passu loans. There
	was $11.86MM of outstanding Mezzan ine debt prior to the Lender''s foreclosure. The October 2025 YTD NOI DSCR was 1.77x. The properties were most recently inspected in March 2025 and found to be in good overall condition with deferred
	maintenance related to the parking garage noted. Repair s are planned to occur in phases starting in late 2025 and in 2026. Leasing efforts to stabilize the property and renew existing tenants with upcoming expirations are underway, along with
	addressing the parking garage deferred maintenance. The special ser vicer projects a disposition to occur in early 2027.

6A1-C	30313236	Various	Various	12/28/23	7
	1/12/2026 - The subject loan transferred to Special Servicing for imminent monetary default effective 12/28/2023. The loan is secured by three, class A office buildings located in Stamford, CT, built in 1986 and renovated in 2015. The property
	consists o f 811,748 RSF. A Receiver was appointed by the court as of 5/23/2024 after the Borrower indicated a desire to relinquish control. On 2/5/2025, the Trust took title to the collateral via a Strict Foreclosure filing with the Court. An order
	granting the dis charge of the receiver was approved on 4/9/2025. The property is currently 77.3% leased as of January 2025 as compared to 78.9% at YE 2024 and 74.6% at YE 2023. The total debt is comprised of five pari passu loans. There
	was $11.86MM of outstanding Mezzan ine debt prior to the Lender''s foreclosure. The October 2025 YTD NOI DSCR was 1.77x. The properties were most recently inspected in March 2025 and found to be in good overall condition with deferred
	maintenance related to the parking garage noted. Repair s are planned to occur in phases starting in late 2025 and in 2026. Leasing efforts to stabilize the property and renew existing tenants with upcoming expirations are underway, along with
	addressing the parking garage deferred maintenance. The special ser vicer projects a disposition to occur in early 2027.

9A-14	30312657	LO	Various	02/19/25	11
	2/11/2026 - Loan transferred to Special Servicing effective 2/24/25 due to imminent default. Hello Letter was noticed and PNA has been executed. Collateral consists of a 65 mixed service hotels, totaling 6,366 keys. Loan is paid through
	2/1/2026. A Modifi cation Agreement was signed on 9/25/2025 which provides for the expedited sale of underperforming assets along with modifications to certain release provisions, cash-management terms and other terms to improve funding
	towards operations at remaining portf ol''io. As of 1/31/2026, thirteen (13) collateral assets have been released for a cumulative paydown of $70MM.''

9A-2-2	30298847	Various	Various	02/19/25	11
	2/11/2026 - Please refer to commentary on loan #30312657

9A-9	30312652	Various	Various	02/19/25	11
	2/11/2026 - Please refer to commentary on loan #30312657

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 25 of 30

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
4A2	30313233	0.00	4.24400%	0.00	4.24400%	9	10/01/25	10/01/25	01/15/26
4A3	30313234	0.00	4.24400%	0.00	4.24400%	9	10/01/25	10/01/25	01/15/26
5	30298716	55,000,000.00	4.53000%	55,000,000.00	4.53000%	8	06/02/20	06/05/20	06/05/20
8	30312636	0.00	3.56283%	0.00	3.56283%	10	06/05/24	06/05/24	07/31/24
9A-14	30312657	11,817,500.00	4.48600%	11,817,500.00	4.48600%	8	08/31/20	09/01/20	09/08/20
9A-14	30312657	0.00	4.48600%	0.00	4.48600%	8	09/25/25	09/25/25	10/06/25
9A-2-2	30298847	15,000,000.00	4.48600%	15,000,000.00	4.48600%	8	08/31/20	09/01/20	09/08/20
9A-2-2	30298847	0.00	4.48600%	0.00	4.48600%	8	09/25/25	09/25/25	10/06/25
9A-9	30312652	20,000,000.00	4.48600%	20,000,000.00	4.48600%	8	08/31/20	09/01/20	09/08/20
9A-9	30312652	0.00	4.48600%	0.00	4.48600%	8	09/25/25	09/25/25	10/06/25
14	30313245	0.00	4.57200%	0.00	4.57200%	9	09/14/21	09/03/21	10/21/21
19	30299102	0.00	4.71000%	0.00	4.71000%	10	07/30/21	09/06/20	03/31/22
30	30313267	9,567,862.28	5.35200%	9,567,862.28	5.35200%	8	05/19/20	06/01/20	05/29/20
31	30313268	9,091,515.86	4.50000%	9,091,515.86	4.50000%	10	04/30/20	05/01/20	04/30/20
Totals		73,659,378.14		73,659,378.14
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
17	30313249 01/16/26	25,014,094.77	21,000,000.00	10,470,022.58	1,791,027.75	10,470,022.58	8,678,994.83	16,335,099.94	0.00	0.00	16,335,099.94	58.97%
27	30313260 02/18/21	12,500,000.00	21,300,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		37,514,094.77	42,300,000.00	10,470,022.58	1,791,027.75	10,470,022.58	8,678,994.83	16,335,099.94	0.00	0.00	16,335,099.94

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.												Page 27 of 30

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
17	30313249	01/16/26	0.00	0.00	16,335,099.94	0.00	0.00	16,335,099.94	0.00	0.00	16,335,099.94
27	30313260	02/25/21	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	16,335,099.94	0.00	0.00	16,335,099.94	0.00	0.00	16,335,099.94

© 2021 Computershare. All rights reserved. Confidential.											Page 28 of 30

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
4A2	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	1,074.86	0.00	0.00	0.00
4A3	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	1,104.03	0.00	0.00	0.00
6A1-B	0.00	0.00	5,898.61	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
6A1-C	0.00	0.00	5,898.61	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
12	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	17.02	0.00	0.00	0.00
13	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	48.29	0.00	0.00	0.00
20	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	1.85	0.00	0.00	0.00
30	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	16.73	0.00	0.00	0.00
Total	0.00	0.00	11,797.22	0.00	0.00	0.00	0.00	0.00	2,262.78	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		14,060.00

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Supplemental Notes
Risk Retention
Pursuant to the PSA and the Credit Risk Retention Agreement, the Certificate Administrator has made available on www.ctslink.com, specifically under the "Special Notices" tab for the JPMDB 2017-C7 transaction, certain Information provided to the Certificate
Administrator regarding compliance with the Credit Risk Retention Rules. Investors should refer to theCertificate Administrator's website for all such information.

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